                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-7303

                             Global Growth Portfolio
                             -----------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                 August 31, 2004
                                 ---------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

GLOBAL GROWTH PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.4%

SECURITY                                         SHARES          VALUE
--------------------------------------------------------------------------------
ADVERTISING -- 3.8%

Havas Advertising                                   300,000      $     1,435,288
WPP Group PLC                                       205,850            1,848,287
--------------------------------------------------------------------------------
                                                                 $     3,283,575
--------------------------------------------------------------------------------

AEROSPACE AND DEFENSE -- 2.9%

Precision Castparts Corp.                            11,000      $       605,990
Thales SA                                            57,000            1,930,168
--------------------------------------------------------------------------------
                                                                 $     2,536,158
--------------------------------------------------------------------------------

AUTOMOBILES -- 2.4%

Toyota Motor Corp.                                   53,000      $     2,092,217
--------------------------------------------------------------------------------
                                                                 $     2,092,217
--------------------------------------------------------------------------------

BEVERAGES -- 0.6%

Cott Corp.(1)                                        18,000      $       487,980
--------------------------------------------------------------------------------
                                                                 $       487,980
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 1.0%

Celgene Corp.(1)                                     15,000      $       851,250
--------------------------------------------------------------------------------
                                                                 $       851,250
--------------------------------------------------------------------------------

BROADCASTING -- 3.2%

British Sky Broadcasting Group PLC                  133,240      $     1,149,893
Television Broadcasts, Ltd.                         396,000            1,646,127
--------------------------------------------------------------------------------
                                                                 $     2,796,020
--------------------------------------------------------------------------------

BUILDING MATERIALS -- 1.3%

Eagle Materials, Inc.                                 7,000      $       454,370
Sumitomo Osaka Cement Co., Ltd.                     287,000              669,809
--------------------------------------------------------------------------------
                                                                 $     1,124,179
--------------------------------------------------------------------------------

BUSINESS SERVICES -- 9.6%

CheckFree Corp.(1)                                   18,400      $       501,400
Cognizant Technology Solutions Corp.(1)              22,000              603,240
Dun & Bradstreet Corp.(1)                            17,600              970,464
MDC Partners, Inc., Class A(1)                       33,000              396,363
PMI Group, Inc., (The)                               26,000            1,079,780
Providian Financial Corp.(1)                         33,000              476,520
Singapore Post Ltd.                               3,540,000            1,624,352
Sirva, Inc.(1)                                       69,400            1,469,892
Sotheby's Holdings, Inc.(1)                          72,000            1,151,280
--------------------------------------------------------------------------------
                                                                 $     8,273,291
--------------------------------------------------------------------------------

CHEMICALS -- 1.1%

Kingboard Chemical Holdings Ltd.                    492,000      $       927,653
--------------------------------------------------------------------------------
                                                                 $       927,653
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 3.0%

ABN AMRO Holdings NV                                 76,691      $     1,633,141
Commerce Bancorp, Inc.                                9,300              487,971
Mitsubishi Tokyo Financial Group, Inc., ADR          50,000              453,000
--------------------------------------------------------------------------------
                                                                 $     2,574,112
--------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 1.4%

Coinstar, Inc.(1)                                    38,000      $       749,360
Intersections, Inc.(1)                               33,100              419,708
--------------------------------------------------------------------------------
                                                                 $     1,169,068
--------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 9.1%

PalmOne, Inc.(1)                                    134,314      $     4,385,352
Research in Motion Ltd.(1)                           37,300            2,246,206
Sindo Ricoh Co.                                      25,400            1,214,736
--------------------------------------------------------------------------------
                                                                 $     7,846,294
--------------------------------------------------------------------------------

DATA PROCESSING & Outsourced Services -- 0.1%

Intellisync Corp.(1)                                 57,400      $       128,576
--------------------------------------------------------------------------------
                                                                 $       128,576
--------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE -- 0.3%

Central European Distribution Corp.(1)               12,000      $       293,880
--------------------------------------------------------------------------------
                                                                 $       293,880
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 8.7%

Citizens Communications Co.                          83,000      $     1,048,290
KT Corp. ADR                                         82,907            1,452,531
Leap Wireless International, Inc.(1)                 17,000              470,050

                        See notes to financial statements

SECURITY                                         SHARES          VALUE
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES (CONTINUED)

NII Holdings, Inc., Class B(1)                       51,000      $     1,869,150
NTL, Inc.(1)                                         10,500              570,255
Swisscom AG(1)                                        6,400            2,116,961
--------------------------------------------------------------------------------
                                                                 $     7,527,237
--------------------------------------------------------------------------------

EDUCATION -- 0.9%

EVCI Career Colleges Holding Corp.(1)                43,800      $       317,112
Laureate Education, Inc.(1)                          14,000              478,660
--------------------------------------------------------------------------------
                                                                 $       795,772
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.1%

Fujikura Ltd.                                       391,000      $     1,775,152
--------------------------------------------------------------------------------
                                                                 $     1,775,152
--------------------------------------------------------------------------------

ELECTRONIC COMPONENTS -- 0.1%

Min Aik Technology Co., Ltd.                         38,700      $        67,438
--------------------------------------------------------------------------------
                                                                 $        67,438
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%

FLIR Systems, Inc.(1)                                 5,000      $       291,850
--------------------------------------------------------------------------------
                                                                 $       291,850
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 0.1%

Student Loan Corp., (The)                               400      $        57,500
--------------------------------------------------------------------------------
                                                                 $        57,500
--------------------------------------------------------------------------------

GAMING EQUIPMENT -- 1.4%

WMS Industries, Inc.(1)                              60,200      $     1,216,642
--------------------------------------------------------------------------------
                                                                 $     1,216,642
--------------------------------------------------------------------------------

GENERIC DRUGS -- 1.0%

Taro Pharmaceutical Industries Ltd.(1)               43,000      $       891,390
--------------------------------------------------------------------------------
                                                                 $       891,390
--------------------------------------------------------------------------------

HARDWARE - NETWORKING -- 0.5%

Blue Coat Systems, Inc.(1)                           12,000      $       175,440
RADWARE Ltd.(1)                                      12,500              234,375
--------------------------------------------------------------------------------
                                                                 $       409,815
--------------------------------------------------------------------------------

HEALTH CARE - PROVIDERS & SERVICES -- 1.3%

PacifiCare Health Systems, Inc.(1)                   34,000      $     1,108,740
--------------------------------------------------------------------------------
                                                                 $     1,108,740
--------------------------------------------------------------------------------

INSURANCE -- 3.4%

Prudential PLC                                      250,600      $     1,990,574
Radian Group, Inc.                                   22,000              974,600
--------------------------------------------------------------------------------
                                                                 $     2,965,174
--------------------------------------------------------------------------------

INVESTMENT COMPANIES -- 0.5%

Japan Asia Investment Co., Ltd.                     107,100      $       388,669
--------------------------------------------------------------------------------
                                                                 $       388,669
--------------------------------------------------------------------------------

IT CONSULTING & SERVICES -- 2.8%

Affiliated Computer Services, Inc.(1)                24,000      $     1,303,920
Answerthink, Inc.(1)                                 50,000              282,500
Kanbay International, Inc.(1)                        42,300              842,193
--------------------------------------------------------------------------------
                                                                 $     2,428,613
--------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 0.8%

DENTSPLY International, Inc.                         11,000      $       560,450
I-Flow Corp.(1)                                      11,227              170,426
--------------------------------------------------------------------------------
                                                                 $       730,876
--------------------------------------------------------------------------------

MINING -- 0.5%

Bema Gold Corp.(1)                                  180,000      $       469,800
--------------------------------------------------------------------------------
                                                                 $       469,800
--------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 0.6%

Baker Hughes, Inc.                                   13,000      $       511,290
--------------------------------------------------------------------------------
                                                                 $       511,290
--------------------------------------------------------------------------------

OIL COMPANIES - EXPLORATION & PRODUCTION -- 4.2%

BP PLC                                              189,000      $     1,679,388
Harvest Natural Resources, Inc.(1)                   70,000              929,600
Plains Exploration & Production Co.(1)               30,000              582,300
Spinnaker Exploration Co.(1)                         14,000              477,960
--------------------------------------------------------------------------------
                                                                 $     3,669,248
--------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                         SHARES          VALUE
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 2.3%

Estee Lauder Cos., Inc. (The), Class A                6,500      $       285,675
Gillette Co. (The)                                   40,000            1,700,000
--------------------------------------------------------------------------------
                                                                 $     1,985,675
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 0.7%

Isolagen, Inc.(1)                                    38,400      $       322,560
Oscient Pharmaceuticals Corp.(1)                     50,000              210,500
Pharmion Corp.(1)                                       800               39,336
--------------------------------------------------------------------------------
                                                                 $       572,396
--------------------------------------------------------------------------------

PRINTING -- 2.2%

St. Ives PLC                                        285,430      $     1,904,028
--------------------------------------------------------------------------------
                                                                 $     1,904,028
--------------------------------------------------------------------------------

PUBLISHING -- 6.7%

Promotora de Informaciones S.A. (Prisa)             145,740      $     2,315,889
Trinity Mirror PLC                                  215,650            2,505,109
Wolters Kluwer N.V. - CVA                            60,650            1,001,106
--------------------------------------------------------------------------------
                                                                 $     5,822,104
--------------------------------------------------------------------------------

RETAIL -- 1.6%

Metro Cash & Carry Ltd.(1)                        3,566,762      $     1,393,214
--------------------------------------------------------------------------------
                                                                 $     1,393,214
--------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 1.1%

NVIDIA Corp.(1)                                      74,000      $       922,040
--------------------------------------------------------------------------------
                                                                 $       922,040
--------------------------------------------------------------------------------

SOFTWARE -- 0.8%

Microsoft Corp.                                      16,500      $       450,450
Salesforce.com, Inc.(1)                                 800               10,400
VERITAS Software Corp.(1)                            16,000              267,520
--------------------------------------------------------------------------------
                                                                 $       728,370
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 6.1%

CVS Corp.                                            26,000      $     1,040,000
Pep Boys - Manny, Moe & Jack (The)                   26,500              421,350
Select Comfort Corp.(1)                              30,000              476,400
Tesco PLC                                           433,000            2,077,837
Tweeter Home Entertainment Group, Inc.(1)            86,500              493,915
Walgreen Co.                                         22,000              801,900
--------------------------------------------------------------------------------
                                                                 $     5,311,402
--------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT -- 0.6%

ECI Telecom Ltd.(1)                                  81,000      $       558,900
--------------------------------------------------------------------------------
                                                                 $       558,900
--------------------------------------------------------------------------------

TRANSPORTATION -- 4.6%

BAA PLC                                             212,000      $     2,120,859
Nippon Konpo Unyu Soko Co., Ltd.                    177,000            1,862,146
--------------------------------------------------------------------------------
                                                                 $     3,983,005
--------------------------------------------------------------------------------

UTILITIES -- 0.7%

NRG Energy, Inc.(1)                                  22,000      $       601,700
--------------------------------------------------------------------------------
                                                                 $       601,700
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $80,212,069)                                 $    83,472,293
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.9%

                                              PRINCIPAL
                                              AMOUNT
SECURITY                                      (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.58%, 9/1/04                                    $    1,694      $     1,694,000
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $1,694,000)                               $     1,694,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.3%
   (IDENTIFIED COST $81,906,069)                                 $    85,166,293
--------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.7%                           $     1,450,797
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $    86,617,090
--------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1) Non-income producing security.

                        See notes to financial statements

COUNTRY CONCENTRATION OF PORTFOLIO

                           PERCENTAGE
COUNTRY                    OF NET ASSETS      VALUE
-------------------------------------------------------------
United States                   44.6%         $    38,605,707
United Kingdom                  17.6               15,275,975
Japan                            8.4                7,240,993
Canada                           4.1                3,600,349
France                           3.9                3,365,456
Republic of Korea                3.1                2,667,267
Netherlands                      3.0                2,634,247
Hong Kong                        3.0                2,573,780
Spain                            2.7                2,315,889
Switzerland                      2.4                2,116,961
Israel                           1.9                1,684,665
Singapore                        1.9                1,624,352
South Africa                     1.6                1,393,214
Taiwan                           0.1                   67,438

                        See notes to financial statements

GLOBAL GROWTH PORTFOLIO as of August 31, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2004

ASSETS

Investments, at value (identified cost, $81,906,069)                     $    85,166,293
Cash                                                                               1,202
Foreign currency, at value (identified cost, $753,647)                           743,977
Receivable for investments sold                                                  481,041
Interest and dividends receivable                                                250,660
Tax reclaim receivable                                                            32,776
----------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $    86,675,949
----------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                        $        24,872
Accrued expenses                                                                  33,987
----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $        58,859
----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $    86,617,090
----------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                  $    83,365,995
Net unrealized appreciation (computed on the basis of identified cost)         3,251,095
----------------------------------------------------------------------------------------
TOTAL                                                                    $    86,617,090
----------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $166,042)                               $     1,706,813
Interest and other                                                                93,503
----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $     1,800,316
----------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $       748,081
Administration fee                                                               249,351
Trustees' fees and expenses                                                       14,356
Custodian fee                                                                    195,838
Legal and accounting services                                                     37,076
Miscellaneous                                                                      4,216
----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $     1,248,918
----------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                            $            27
----------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                 $            27
----------------------------------------------------------------------------------------

NET EXPENSES                                                             $     1,248,891
----------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $       551,425
----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $     7,104,476
   Foreign currency and forward foreign currency exchange
      contract transactions                                                     (169,728)
----------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $     6,934,748
----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (net of foreign taxes of ($20,307))
      (identified cost basis)                                            $    (1,566,676)
   Foreign currency and forward foreign currency exchange
      contracts                                                                   (7,557)
----------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $    (1,574,233)
----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $     5,360,515
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $     5,911,940
----------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                          YEAR ENDED         YEAR ENDED
                                                          AUGUST 31, 2004    AUGUST 31, 2003
--------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment income                                  $       551,425    $       340,425
   Net realized gain (loss)
      from investments and
      foreign currency transactions                             6,934,748         (1,215,767)
   Net change in unrealized
      appreciation (depreciation)
      from investments and foreign currency                    (1,574,233)        13,858,554
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $     5,911,940    $    12,983,212
--------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                          $     8,698,998    $    45,660,906
   Withdrawals                                                (27,066,514)       (69,128,396)
--------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                   $   (18,367,516)   $   (23,467,490)
--------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                $   (12,455,576)   $   (10,484,278)
--------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                      $    99,072,666    $   109,556,944
--------------------------------------------------------------------------------------------
AT END OF YEAR                                            $    86,617,090    $    99,072,666
--------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                 YEAR ENDED AUGUST 31,
                                                        ----------------------------------------------------------------------
                                                           2004          2003          2002            2001           2000
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    1.25%         1.24%         1.15%           1.11%          1.13%
   Expenses after custodian fee reduction                      1.25%         1.24%         1.15%           1.11%          1.13%
   Net investment income (loss)                                0.55%         0.35%         0.08%           0.08%         (0.13)%
Portfolio Turnover                                              164%           93%          107%            160%           173%
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                5.42%        15.23%       (17.67)%            --             --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                 $    86,617   $    99,073   $   109,557     $   204,969    $   334,611
------------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

GLOBAL GROWTH PORTFOLIO as of August 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Global Growth Portfolio (formerly known as Information Age Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 1, 1995. The Portfolio seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities expected to grow in value. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2004, the Eaton Vance Global Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   C FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   D OPTIONS ON FINANCIAL FUTURES -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When the purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   E FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   F FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

   G EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   J OTHER -- Investment transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2004, the adviser fee was 0.75% of average net assets for such period and amounted to $748,081. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2004, the administration fee was 0.25% of average net assets for such period and amounted to $249,351. Except as to the Trustees of the Portfolio who are not members of the Advisers or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $153,922,338 and $169,883,420, respectively, for the year ended August 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2004, as computed on a federal income tax basis, are as follows:

   AGGREGATE COST                                                $    82,473,891
   -----------------------------------------------------------------------------

   Gross unrealized appreciation                                 $     7,729,934
   Gross unrealized depreciation                                      (5,037,532)
   -----------------------------------------------------------------------------

   NET UNREALIZED APPRECIATION                                   $     2,692,402
   -----------------------------------------------------------------------------

   The net unrealized depreciation on foreign currency was $9,129.

5  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6  FINANCIAL INSTRUMENTS

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The Portfolio did not have any open obligations under these financial instruments at August 31, 2004.

7  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2004.

8  NAME CHANGE

   Effective January 1, 2004, the Information Age Portfolio's name was changed to Global Growth Portfolio.

GLOBAL GROWTH PORTFOLIO as of August 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF GLOBAL GROWTH PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Global Growth Portfolio (formerly Information Age Portfolio) (the "Portfolio") at August 31, 2004, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
October 26, 2004

EATON VANCE GLOBAL GROWTH FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Global Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Messrs. Chen and Lloyd George, is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc., "Atlanta Capital" refers to Atlanta Capital Management Company, LLC, "LGM" refers to Lloyd George Management (B.V.I.) Limited and "Lloyd George" refers to Lloyd George Management (Bermuda) Limited. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Lloyd George is a wholly-owned subsidiary of LGM.

                        POSITION(S)      TERM OF                               NUMBER OF PORTFOLIOS
                          WITH THE     OFFICE AND                                 IN FUND COMPLEX
      NAME AND         TRUST AND THE    LENGTH OF    PRINCIPAL OCCUPATION(S)        OVERSEEN BY
    DATE OF BIRTH        PORTFOLIO       SERVICE     DURING PAST FIVE YEARS          TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

James B. Hawkes           Trustee      Trustee of   Chairman, President and            195                 Director of EVC
11/9/41                                the Trust    Chief Executive Officer
                                       since 1989;  of BMR, EVC, EVM
                                         of the     and EV; Director of EV;
                                       Portfolio    Vice President and
                                       since 1995   Director of EVD. Trustee
                                                    and/or officer of
                                                    195 registered investment
                                                    companies in the Eaton
                                                    Vance Fund Complex.
                                                    Mr. Hawkes is an
                                                    interested person because
                                                    of his positions with
                                                    BMR, EVM, EVC and EV
                                                    which are affiliates of
                                                    the Trust and the
                                                    Portfolio.

Hon. Robert Lloyd       Trustee and     Trustee     Chief Executive Officer             5                  Chairman of LGM
George(2)                 Vice of     since 1996;   of LGM and Lloyd George.
8/13/52                President the      Vice      Mr. LloydGeorge is an
                         Portfolio      President   interested person because
                                       since 1995   of his positions with LGM
                                                    and Lloyd George, which
                                                    are affiliates of the
                                                    Portfolio.

NONINTERESTED TRUSTEE(S)

Edward K.Y. Chen(2)     Trustee of     Since 1996   President of Lingnan                5            Director of First Pacific
1/14/45                the Portfolio                University in Hong Kong.                          Company, Asia Satellite
                                                                                                         Telecommunications
                                                                                                       Holdings Ltd. and Wharf
                                                                                                     Holdings Limited (property
                                                                                                           management and
                                                                                                           communications)


Samuel L. Hayes, III      Trustee     Trustee of    Jacob H. Schiff Professor          196           Director of Tiffany & Co.
2/23/35                               the Trust     of Investment Banking                            (specialty retailer) and
                                      since 1989;   Emeritus, Harvard                                       Telect, Inc.
                                      of the        University Graduate                              (telecommunication services
                                      Portfolio     School of Business                                        company)
                                      since 1995    Administration.

William H. Park           Trustee      Since 2003   President and Chief                194                       None
9/19/47                                             Executive Officer, Prizm
                                                    Capital Management, LLC
                                                    (investment management
                                                    firm) (since 2002).
                                                    Executive Vice President
                                                    and Chief Financial
                                                    Officer, United Asset
                                                    Management Corporation (a
                                                    holding company owning
                                                    institutional investment
                                                    management firms)
                                                    (1982-2001).

Ronald A. Pearlman        Trustee      Since 2003   Professor of Law,                  194                       None
7/10/40                                             Georgetown University Law
                                                    Center (since 1999). Tax
                                                    Partner, Covington &
                                                    Burling, Washington, DC
                                                    (1991-2000).

                        POSITION(S)      TERM OF                               NUMBER OF PORTFOLIOS
                          WITH THE     OFFICE AND                                 IN FUND COMPLEX
      NAME AND         TRUST AND THE    LENGTH OF    PRINCIPAL OCCUPATION(S)        OVERSEEN BY
    DATE OF BIRTH        PORTFOLIO       SERVICE     DURING PAST FIVE YEARS          TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer          Trustee      Trustee of   President, Chief                   195                       None
9/21/35                                the Trust    Executive Officer and a
                                       since 1989;  Director of Asset
                                         of the     Management Finance Corp.
                                       Portfolio    (a specialty finance
                                       since 1995   company serving the
                                                    investment management
                                                    industry) (since October
                                                    2003). President, Unicorn
                                                    Corporation (an
                                                    investment and financial
                                                    advisory services
                                                    company) (since September
                                                    2000). Formerly,
                                                    Chairman, Hellman, Jordan
                                                    Management Co., Inc. (an
                                                    investment management
                                                    company) (2000-2003).
                                                    Formerly, Advisory
                                                    Director of Berkshire
                                                    Capital Corporation
                                                    (investment banking firm)
                                                    (2002-2003). Formerly,
                                                    Chairman of the Board,
                                                    United Asset Management
                                                    Corporation (a holding
                                                    company owning
                                                    institutional investment
                                                    management firms) and
                                                    Chairman, President and
                                                    Director, UAM Funds
                                                    (mutual funds)
                                                    (1980-2000).

Lynn A. Stout             Trustee      Since 1998   Professor of Law,                  195                       None
9/14/57                                             University of California
                                                    at Los Angeles School of
                                                    Law (since July2001).
                                                    Formerly, Professor of
                                                    Law, Georgetown
                                                    University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                             POSITION(S)         TERM OF
                               WITH THE        OFFICE AND
       NAME AND               TRUST AND         LENGTH OF                           PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH          THE PORTFOLIO        SERVICE                             DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.        President of the   Since 2002(3)   Executive Vice President of EVM, BMR, EVC and EV; Chief Investment
5/31/58                         Trust                         Officer of EVM and BMR and Director of EVC. Chief Executive Officer
                                                              of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar
                                                              Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund
                                                              LLC (private investment companies sponsored by EVM). Officer of
                                                              57 registered investment companies managed by EVM or BMR.

Gregory L. Coleman        Vice President of    Since 2001     Partner of Atlanta Capital. Officer of 10 registered investment
10/28/49                       theTrust                       companies managed by EVM or BMR.

Arieh Coll                Vice President of    Since 2003     Vice President of EVM and BMR. Officer of 7 registered investment
11/9/63                      the Portfolio                    companies managed by EVM and BMR.

Duncan W. Richardson         President of      Since 2002     Senior Vice President and Chief Equity Investment Officer of EVM
10/26/57                     the Portfolio                    and BMR. Officer of 43 registered investment companies managed by
                                                              EVM or BMR.


James A. Womack           Vice President of    Since 2001     Vice President of Atlanta Capital. Officer of 10 registered
11/20/68                       the Trust                      investment companies managed by EVM or BMR.

Alan R. Dynner                Secretary        Since 1997     Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD,
10/10/40                                                      EV and EVC. Officer of 195 registered investment companies managed by EVM or BMR.

William J. Austin, Jr.       Treasurer of     Since 2002(3)   Vice President of EVM and BMR. Officer of 56 registered investment
12/27/51                     the Portfolio                    companies managed by EVM or BMR.

                             POSITION(S)         TERM OF
                               WITH THE        OFFICE AND
       NAME AND               TRUST AND         LENGTH OF                           PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH          THE PORTFOLIO        SERVICE                             DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
James L. OConnor          Treasurer of the    Since 1989     Vice President of BMR, EVM and EVD. Officer of 116 registered
4/1/45                          Trust                         investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) The business address for Mr. Lloyd George is 3803 One Exchange Square, Central, Hong Kong and for Mr. Chen is President's Office, Lingnan College, Tuen Mun, Hong Kong.

(3) Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Mr. Austin served as Assistant Treasurer of the Portfolio since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended August 31, 2003, and August 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                     08/31/03               08/31/04
-----------------------------------------------------------------------------
Audit Fees                     $ 31,400                $ 30,875

Audit-Related Fees(1)          $      0                $      0

Tax Fees(2)                    $  5,575                $  5,700

All Other Fees(3)              $      0                $      0
                               ----------------------------------------------

Total                          $ 36,975                $ 36,575
                               ==============================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant. For the last two fiscal years of the registrant, no non-audit fees were billed by the registrant's principal accountant for services rendered to Lloyd George Investment Management (Bermuda) Limited, co-investment advisor to the registrant.

FISCAL YEARS ENDED                     08/31/03               08/31/04
---------------------------------------------------------------------------
Registrant                     $  5,575                $  5,700

Eaton Vance (1)                $      0                $  4,490

(1) Boston Management and Research, a co-investment adviser to the registrant, as well as certain of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GLOBAL GROWTH PORTFOLIO

By:      /s/Duncan W. Richardson
        --------------------------
        Duncan W. Richardson
        President


Date:   October 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/William J. Austin, Jr.
        -----------------------------
        William J. Austin, Jr.
        Treasurer


Date:   October 19, 2004


By:      /s/Duncan W. Richardson
        ------------------------
        Duncan W. Richardson
        President


Date:   October 19, 2004